CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

4. CONCENTRATION OF RISK

(a) Credit risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, restricted cash, accounts and notes receivable, and accounts and notes payable. The maximum exposure of such financial instruments to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2023 and December 31, 2022, substantially all of the Company’s cash and cash equivalents and restricted cash were placed within the PRC. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Company uses for its cash and bank deposits would be chosen with similar criteria for soundness. Bank failure is uncommon in PRC and the Company believes that those Chinese banks that hold the Company’s cash and cash equivalents and restricted cash are financially sound based on publicly available information.

For the credit risk related to accounts and notes receivable, the Company performs ongoing credit evaluations of its customers and, if necessary, maintains reserves for potential credit losses.

(b) Customer risk

As of December 31, 2023, one customer, determined as a related party under ASC 850, accounted for 12% of the total accounts and notes receivable. And one third-party customer accounted for 19% of the total accounts and notes receivable.

As of December 31, 2022, three customers, were determined as related parties under ASC 850, accounted for more than 10% of total accounts and notes receivable at 69%, 19% and 10%, respectively.

During the year ended December 31, 2023, one third-party customer accounted for 22% of the total revenue.

During the year ended December 31, 2022, four customers accounted for more than 10% of total revenue at 13%, 12%, 12% and 11%, respectively. Three of these four customers, who accounted for 37% of total revenue, were determined as related parties under ASC 850.

During the year ended December 31, 2021, one customer was determined as related parties under ASC 850 accounted for 35% of the total revenue.

(c) Foreign currency exchange rate risk

The revenues and expenses of the Company’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Company’s overseas financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.